Schedule of Interest Escrow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer Interest Escrow
Beginning balance	$ 292	$ 766
Preferred equity dividends		47
Additions from Pennsylvania loans	907	654
Additions from other loans	701	538
Interest, fees, principal or repaid to borrower	(1,547)	(1,713)
Ending balance	$ 353	$ 292